Employment Benefits - Net Defined Benefit Liability and Asset (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Beginning balance	₩ (825,927)
Changes in net defined benefit liability (asset)
Current service cost	373,802	₩ 496,722	₩ 524,942
Remeasurement component	404,858	(1,001,118)
Past service cost	0	125	5,483
Ending balance	(1,033,409)	(825,927)
Defined benefit obligation
Disclosure of defined benefit plans [line items]
Beginning balance	3,776,715	4,564,417
Changes in net defined benefit liability (asset)
Current service cost	373,802	496,722
Interest cost	190,257	116,256
Remeasurement component	409,635	(1,012,727)
Past service cost	0	125
Actual payments	(437,734)	(388,105)
Others	27	27
Ending balance	4,312,702	3,776,715	4,564,417
Plan assets
Disclosure of defined benefit plans [line items]
Beginning balance	3,149,414	2,909,547
Changes in net defined benefit liability (asset)
Interest cost	163,074	73,484
Remeasurement component	4,777	(11,609)
Contributions by the employers	188,566	347,778
Actual payments	(156,351)	(169,786)
Ending balance	₩ 3,349,480	₩ 3,149,414	₩ 2,909,547